Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable
	2019	2018
Accounts receivable	$98,195	$118,922
Less: reserve for doubtful accounts	(36,416)	(26,773)
Accounts receivable, net	$61,779	$92,149